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                                                 File No. 2-94093

               Securities and Exchange Commission
                     Washington, D.C.  20549

                --------------------------------

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No. __

                Post-Effective Amendment No. 20                 X

                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 19

                 -------------------------------

                   ALLIANCE COUNTERPOINT FUND
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672
                  -----------------------------
                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)
                   --------------------------
                Calculation of Registration Fee:

 Title of
Securities                   Proposed Maximum      Proposed         Amount of
  Being       Amount Being    Offering Price   Maximum Aggregate  Registration
Registered     Registered       Per Unit *     Offering Price **       Fee
-----------   ------------   ----------------  -----------------  ------------
Class A Shares
of Beneficial
Interest $.01
Par Value        852,850          $19.76           $290,000          $100.00

* Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Class A shares of beneficial interest of $19.76 on December 5, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) under the Investment Company Act



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of 1940 and is based on the following: the total amount of
securities redeemed or repurchased during the fiscal year ended September 30, 1995 was $16,562,307, none of which was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and $16,562,307 of which is being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)


 X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on (date) pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.

      If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT:  Opinion of Messrs. Seward & Kissel




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                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 28th day of November, 1995.


                                  ALLIANCE COUNTERPOINT FUND


                                  By: /s/ John D. Carifa

                                     John D. Carifa
                                     Chairman


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    SIGNATURE                TITLE               DATE

1.  Principal Executive
    Officer

    /s/ John D. Carifa       Chairman            11/28/95

    John D. Carifa

2.  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten      Treasurer and       11/28/95
                             Chief Financial
    Mark D. Gersten          Officer

3.  ALL OF THE TRUSTEES

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel



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    Henry Ugarte

    by /s/ Edmund P. Bergan, Jr.                 11/28/95

       (Attorney-in-fact)
       Edmund P. Bergan, Jr.




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                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y. 10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421


                                       December 6, 1995


Alliance Counterpoint Fund
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Counterpoint Fund, a Massachusetts business trust (the "Company"), in connection with the registration of an additional 852,850 shares of beneficial interest, par value $.01 per share, of the Company under the Securities Act of 1933, as amended (the "Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 20 to the Company's Registration Statement on Form N-1A under the Act (File No. 2-94093) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 852,850 additional shares of beneficial interest of the Company being registered by Post-Effective Amendment No. 20 to the Company's Registration Statement are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of its Registration Statement under the Act, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of beneficial interest authorized to be issued by the Company's Declaration of Trust) and will be fully paid and non-assessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts (assuming that the sale price of each share is not less than the par value thereof).

         Our opinion above stated is expressed as members of the bar of the State of New York.




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         We hereby consent to the filing of this opinion with the
Securities and Exchange Commission as an exhibit to above-referenced Post-Effective Amendment No. 20 to the Company's
Registration Statement.

                                       Very truly yours,

                                       /s/ Seward & Kissel













































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